Net Sales and Long Lived Assets by Regions (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	[1]	Nov. 30, 2014	Aug. 31, 2014	May 31, 2016		May 31, 2015		May 31, 2014
Segment Reporting Information [Line Items]
Net Sales		$ 1,426,584	$ 988,555	$ 1,155,984	$ 1,242,526	$ 1,373,159	$ 946,367		$ 1,071,128	$ 1,203,896	$ 4,813,649	[2]	$ 4,594,550	[2]	$ 4,376,353	[2]
Long-Lived Assets	[3]	2,617,928				2,588,709					2,617,928		2,588,709		2,308,127
United States
Segment Reporting Information [Line Items]
Net Sales	[2]										3,155,810		2,856,723		2,581,208
Long-Lived Assets	[3]	1,764,090				1,704,468					1,764,090		1,704,468		1,374,340
Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										1,657,839		1,737,827		1,795,145
Long-Lived Assets	[3]	853,838				884,241					853,838		884,241		933,787
Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[2]										310,817		337,869		342,312
Long-Lived Assets	[3]	111,524				114,717					111,524		114,717		125,401
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]										928,519		941,820		1,031,686
Long-Lived Assets	[3]	271,796				293,685					271,796		293,685		340,146
Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										418,503		458,138		421,147
Long-Lived Assets	[3]	212,583				202,721					212,583		202,721		208,411
Foreign | United Kingdom
Segment Reporting Information [Line Items]
Long-Lived Assets	[3]	$ 257,935				$ 273,118					$ 257,935		$ 273,118		$ 259,829

[1]	Reflects the reconsolidation of SPHC effective January 1, 2015, and adjustments of $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests. Refer to Note F, “Income Taxes,” to the Consolidated Financial Statements for information regarding unremitted foreign earnings.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.